Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 27,317	$ 2,688
Amounts receivable	3,350	3,303
Amounts due from related parties	18	167
Taxes recoverable	195	6,580
Prepaid expenses and other assets	2,278	1,971
Inventory	7,611	8,826
Total current assets	40,769	23,535
Exploration and evaluation assets	52,890	50,111
Plant, equipment and mining properties	53,801	53,069
Long-term investments	1,247	934
Other assets	4	691
Total assets	148,711	128,340
Current liabilities
Accounts payable and accrued liabilities	10,292	11,867
Taxes payable	3,125	127
Derivative liability	475	0
Current portion of finance lease obligations	1,476	1,650
Current portion of equipment loans	166	164
Total current liabilities	15,534	13,808
Finance lease obligations	960	1,445
Equipment loans	27	195
Reclamation provision	2,062	2,195
Deferred income tax liabilities	4,729	4,696
Total liabilities	23,312	22,339
EQUITY
Share capital	163,325	151,688
Equity reserves	11,529	11,041
Treasury shares	(97)	(97)
Accumulated other comprehensive loss	(6,035)	(5,208)
Accumulated deficit	(43,323)	(51,423)
Total equity	125,399	106,001
Total liabilities and equity	$ 148,711	$ 128,340